Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 278,705,264	$ 213,011,018	$ 176,820,914
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	87,500,215	80,655,096	65,003,509
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	39,093,439	29,068,748	26,054,856
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	46,146,545	31,176,136	22,629,388
Japan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	17,667,412	13,705,192	15,363,352
USA [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	35,175,569	24,270,210	24,546,963
Europe [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	8,831,645	5,628,998	6,416,235
Others [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 44,290,439	$ 28,506,638	$ 16,806,611